Cost of sales	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cost of sales
5.	Cost of sales

	Year Ended December 31,
	2021	2020

Production and delivery	$459,322	$493,370

Depreciation and depletion	163,007	176,024

	$622,329	$669,394